Effect of One Percent Point Change on Post - Retirement Obligation (Detail) (Foreign Other Post-retirement Plan, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Foreign Other Post-retirement Plan
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
Increase	7	10
Decrease	(7)	(8)